Share capital, stock options and other stock-based plans	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share capital, stock options and other stock-based plans
17. Share capital, stock options and other stock-based plans:

On November 9, 2020, the Company filed a prospectus supplement to establish an ATM Program which allows the Company to issue up to $50,000 of common shares from treasury to the public from time to time, at the Company's discretion and subject to regulatory requirements. During the year ended December 31, 2020, the Company issued 3,215,970 common shares at a weighted average share price of $4.47 per share for gross proceeds of $14,376. Transaction costs of $472, including commission of $288, were incurred resulting in net proceeds from the ATM Program equity issuance of $13,904.

Subsequent to the year ended December 31, 2020, the Company issued an additional 1,819,712 common share at weighted average share price of $7.26 per share for gross proceeds of $13,211, net of total transaction cost of $405, including commission of $264 resulting in net proceeds of $12,806.

In November and December 2020, Cartesian converted a total of $5,000 principal, plus accrued interest, of the convertible debt (note 14(b)) into 3,607,468 common shares at $1.42 per share.

During the year ended December 31, 2020, the Company issued 829,553 common shares upon exercises of share units (year ended December 31, 2019 – 3,036,082 common shares). The Company issues shares from treasury to satisfy share unit exercises.
(a)    Share Units ("Units"):

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vested and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the year ended December 31, 2020, the Company recognized $2,368 (year ended December 31, 2019 - $1,474) of stock-based compensation associated with the Westport Omnibus Plan.
17. Share capital, stock options and other stock-based plans (continued):

A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	December 31, 2020		December 31, 2019
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	1,777,941	$3.19	2,667,403	$4.41
Granted	525,807	2.09	1,877,101	3.08
Vested and exercised	(829,553)	2.31	(2,622,338)	3.81
Forfeited/expired	(21,817)	3.37	(144,225)	2.86
Outstanding, end of year	1,452,378	$3.29	1,777,941	$3.19
Units outstanding and exercisable, end of year	22,588	$5.69	14,450	$2.41

During the year ended December 31, 2020, 525,807 share units were granted to directors, executives and employees (2019 - 1,877,101). This included 504,907 Restricted Share Units ("RSUs") (2019 - 971,051) and 20,900 Performance Share Units ("PSUs") (2019 - 906,050). Values of RSU awards are generally determined based on the fair market value of the underlying common shares on the date of grant. RSUs typically vest over a three-year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for common shares, not the date of grant. PSU awards do not have a certain number of common shares that will be issued over time, but are based on future performance and other conditions tied to the payout of the PSU.
As at December 31, 2020, $4,303 of compensation expense related to Units has yet to be recognized in results from operations and will be recognized ratably over two years.
(b)    Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s share units at December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
	CDN$	CDN$
Share units:
Outstanding	$9,787	$5,458
Exercisable	153	44
(c)    Stock-based compensation:

Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Years ended December 31,
	2020	2019
Cost of revenue	$140	$—
Research and development	365	157
General and administrative	1,621	1,111
Sales and marketing	242	206
	$2,368	$1,474